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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03231



Name of Registrant: SEI Liquid Asset Trust



Address of Principal Executive Offices:

            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:

            Timothy D. Barto, Esquire
            SEI Daily Income Trust
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

CC:
            Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code:1-800-342-5734

Date of fiscal year end:
            		June 30
Date of reporting period:
            		07/01/2015    -   06/30/2016


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Registrant Name : SEI Liquid Asset Trust
Fund Name : PRIME OBLIGATION FUND

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:            SEI Liquid Asset Trust

By:                    /s/Robert A. Nesher

Name:                  Robert A. Nesher

Title:                 President

Date:                  Aug 23 2016

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